Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 14,614.8		$ 14,065.9
Impairment	13.5	$ 0.5		$ 58.5
Ending balance	14,175.2	$ 478.2	14,614.8	14,065.9
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	43,184.0		38,912.5	35,228.7
Additions	4,268.2		4,399.1	3,568.1
Retirements	(75.2)		(5.2)	(101.4)
Reclassification	(10.3)
Effect of acquisition of subsidiary				64.8
Effect of disposal of subsidiary	(21.2)
Effect of exchange rate changes	(351.2)		(122.4)	152.3
Ending balance	46,994.3		43,184.0	38,912.5
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	28,569.2		24,846.6	21,697.2
Additions	4,346.7		3,743.4	3,202.2
Retirements	(75.2)		(5.2)	(101.4)
Reclassification	(9.7)
Impairment	13.5			58.5
Effect of disposal of subsidiary	(21.1)
Effect of exchange rate changes	(4.3)		(15.6)	(9.9)
Ending balance	32,819.1		28,569.2	24,846.6
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,008.0		6,104.8
Ending balance	5,648.7		6,008.0	6,104.8
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,008.0		6,104.8	5,888.8
Effect of acquisition of subsidiary				52.7
Effect of disposal of subsidiary	(13.5)
Effect of exchange rate changes	(345.8)		(96.8)	163.3
Ending balance	5,648.7		6,008.0	6,104.8
Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	13.5
Effect of disposal of subsidiary	(13.5)
Technology license fees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,398.8		3,674.9
Ending balance	2,748.4		3,398.8	3,674.9
Technology license fees [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,546.0		8,454.3	6,350.3
Additions	897.9		1,091.3	2,112.5
Effect of exchange rate changes	(0.6)		0.4	(8.5)
Ending balance	10,443.3		9,546.0	8,454.3
Technology license fees [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,147.2		4,779.4	3,778.9
Additions	1,548.3		1,367.4	950.9
Impairment				58.1
Effect of exchange rate changes	(0.6)		0.4	(8.5)
Ending balance	7,694.9		6,147.2	4,779.4
Software and system design costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,099.1		3,042.8
Ending balance	4,809.6		4,099.1	3,042.8
Software and system design costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,243.6		19,474.4	18,697.1
Additions	3,021.1		2,788.5	867.8
Retirements	(75.2)		(5.2)	(101.4)
Reclassification	7.7
Effect of acquisition of subsidiary				12.1
Effect of disposal of subsidiary	(7.7)
Effect of exchange rate changes	(3.2)		(14.1)	(1.2)
Ending balance	25,186.3		22,243.6	19,474.4
Software and system design costs [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18,144.5		16,431.6	14,861.1
Additions	2,310.7		1,730.8	1,672.6
Retirements	(75.2)		(5.2)	(101.4)
Reclassification	7.4
Impairment				0.4
Effect of disposal of subsidiary	(7.6)
Effect of exchange rate changes	(3.1)		(12.7)	(1.1)
Ending balance	20,376.7		18,144.5	16,431.6
Patent and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,108.9		1,243.4
Ending balance	968.5		1,108.9	1,243.4
Patent and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,386.4		4,879.0	4,292.5
Additions	349.2		519.3	587.8
Reclassification	(18.0)
Effect of exchange rate changes	(1.6)		(11.9)	(1.3)
Ending balance	5,716.0		5,386.4	4,879.0
Patent and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,277.5		3,635.6	3,057.2
Additions	487.7		645.2	578.7
Reclassification	(17.1)
Effect of exchange rate changes	(0.6)		(3.3)	(0.3)
Ending balance	$ 4,747.5		$ 4,277.5	$ 3,635.6